INTANGIBLE ASSETS AND GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill by business segment and country
Goodwill at beginning of period	$ 93,598,217	$ 102,919,505	$ 95,835,936
Foreign currency translation differences where functional currency is different from presentation currency	23,630,956	(9,321,288)	7,083,569
Goodwill at end of period	117,229,173	93,598,217	102,919,505
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	73,509,080	81,145,834	71,960,960
Foreign currency translation differences where functional currency is different from presentation currency	(428,980)	(7,636,754)	9,184,874
Goodwill at end of period	73,080,100	73,509,080	81,145,834
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	4,672,971	5,972,515	7,720,202
Foreign currency translation differences where functional currency is different from presentation currency	23,645,158	(1,299,544)	(1,747,687)
Goodwill at end of period	28,318,129	4,672,971	5,972,515
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	6,913,143	7,298,133	7,651,751
Foreign currency translation differences where functional currency is different from presentation currency	414,778	(384,990)	(353,618)
Goodwill at end of period	$ 7,327,921	$ 6,913,143	$ 7,298,133